Capital Management	12 Months Ended
Oct. 31, 2018
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Capital Management

Note 19: Capital Management

Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; is consistent with our target credit ratings; underpins our operating groups’ business strategies; and supports depositor, investor and regulator confidence, while building long-term shareholder value.

Our approach includes establishing limits, targets and performance measures that are used to manage balance sheet positions, risk levels and capital requirements, as well as issuing and redeeming capital instruments to achieve a cost-effective capital structure.

Regulatory capital requirements and risk-weighted assets for the consolidated entity are determined in accordance with OSFI’s Capital Adequacy Requirements Guideline.

Common Equity Tier 1 (CET1) capital is the most permanent form of capital. It is comprised of common shareholders’ equity less deductions for goodwill, intangible assets and certain other items. Tier 1 capital is primarily comprised of CET1, preferred shares and innovative hybrid instruments, less certain regulatory deductions.

Tier 2 capital is primarily comprised of subordinated debentures and may include certain loan loss allowances, less certain regulatory deductions. Total capital includes Tier 1 and Tier 2 capital. Details of the components of our capital position are presented in Notes 11, 12, 15 and 16.

CET1 Capital Ratio, Tier 1 Capital Ratio, Total Capital Ratio and Leverage Ratio are the primary regulatory capital measures.

•	The CET1 Capital Ratio is defined as common shareholders’ equity, net of capital adjustments, divided by CET1 capital risk-weighted assets.
•	The Tier 1 Capital Ratio is defined as Tier 1 capital divided by Tier 1 capital risk-weighted assets.
•	The Total Capital Ratio is defined as Total capital divided by Total capital risk-weighted assets.
•	The Leverage Ratio is defined as Tier 1 capital divided by the sum of on-balance sheet items and specified off-balance sheet items, net of specified adjustments.

As at October 31, 2018, we met OSFI’s required target capital ratios, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Tier 1 Surcharge for domestic systemically important banks, a Countercyclical Buffer and a 1.5% Domestic Stability Buffer.

Regulatory Capital Measures and Risk-Weighted Assets

(Canadian $ in millions, except as noted)	2018	2017
Common Equity Tier 1 Capital	32,721	30,633
Tier 1 Capital	37,220	35,108
Total Capital	44,116	40,596
Common Equity Tier 1 Capital Risk-Weighted Assets	289,237	269,466
Tier 1 Capital Risk-Weighted Assets	289,420	269,466
Total Capital Risk-Weighted Assets	289,604	269,466
Common Equity Tier 1 Capital Ratio	11.3%	11.4%
Tier 1 Capital Ratio	12.9%	13.0%
Total Capital Ratio	15.2%	15.1%
Leverage Ratio	4.2%	4.4%

All 2018 and 2017 balances above are on an “all-in” basis.